THE CHACONIA INCOME & GROWTH FUND, INC.
FILE NO. 33-37426

Supplement dated June 26, 2007 to
Statement of Additional Information April 27, 2007

Directors:

        Effective May 2, 2007, Mr. Michael Alexander resigned from the Board of Directors (the “Board”) of The Chaconia Income & Growth Fund, Inc. On May 8, 2007, the Board elected Mr. Marlon Holder as a new director of the Board to fill the vacancy left by Mr. Alexander’s resignation. In connection with the election of Mr. Holder, the Statement of Additional Information of the Income & Growth Fund is amended and supplemented as follows:

1.     Discussion on Directors. The second paragraph under the caption “DIRECTORS AND OFFICERS” on page 12 of the Statement of Additional Information of the Income & Growth Fund is amended and supplemented as follows:

The Board of Directors is presently comprised of six members, three of whom reside outside the United States. Directors Marlon Holder, Gayle Daniel-Worrell, and Roosevelt Williams are residents of the Republic of Trinidad and Tobago. Roosevelt Williams serves as Chair of the Board of Directors.

2.     Directors’ and Officers’ Table. In connection with the election of Mr. Holder as a new director, the following table supplements the table under the caption “DIRECTORS AND OFFICERS” on pages 12 through 14 of the Statement of Additional Information of the Income & Growth Fund:

Name, Address and Age	Position(s) Held With Registrant	Term of Office And Length of Time Served	Principal Occupation(s) During Last Five Years	Other Directorships Held by Director
Interested Persons
Michael Alexander*+	Director	Indefinite, until	Executive Director, Trinidad and Tobago	Chaconia Fund Services, Inc.
Age: 60		successor elected	Unit Trust Corporation, 6-04 to 2-07;
c/o Trinidad and Tobago Unit Trust			President, UTC Financial Services, Ltd.,
Corporation		Since 2003	6-03 to present; Executive Manager of
82 Independence Square			Investments, Financial and Trust
Port-of-Spain,			Accounting, Trinidad and Tobago Unit
Trinidad and Tobago			Trust Corporation, 1998 to 6-03.

Name, Address and Age	Position(s) Held With Registrant	Term of Office And Length of Time Served	Principal Occupation(s) During Last Five Years	Other Directorships Held by Director
Marlon Holder*#	Director	Indefinite, until successor	Deputy CEO, First Citizens Bank.	Chaconia Fund Services, Inc.
Age: 48		elected
The Chaconia Income & Growth Fund, Inc.
82 Independence Square		Since 2007
Port-of-Spain
Trinidad and Tobago, West Indies

*	This person is an "interested person" of the Company as defined in Section 2(a)(19) of the Investment Company Act of 1940. This person is an officer of the Fund, the Fund's sponsor, the Trinidad and Tobago Unit Trust Corporation, and/or the Fund's distributor, Chaconia Financial Services, Inc.
+	Mr. Michael Alexander resigned from the Board of Directors effective May 2, 2007.
#	Mr. Marlon Holder was elected to the Board of Directors on May 8, 2007. Prior to such date, Mr. Holder was not a member of the Board of Directors.

3.     Compensation Table. In connection with the election of Mr. Holder as a new director, the following table supplements the table under the caption "COMPENSATION TABLE" on page 15 of the Statement of Additional Information of the Income & Growth Fund:

Name of Person	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Company Paid to Directors
Michael Alexander*+	$2,000	$0	$0	$2,000
Marlon Holder*#	$ 0	$0	$0	$ 0

*	This person is an “interested person” of the Company as defined in Section 2(a)(19) of the Investment Company Act of 1940. This person is an officer of the Fund, the Fund’s sponsor, the Trinidad and Tobago Unit Trust Corporation, and/or the Fund’s distributor, Chaconia Financial Services, Inc.
+	Mr. Michael Alexander resigned from the Board of Directors effective May 2, 2007.
#	Mr. Marlon Holder was elected to the Board of Directors on May 8, 2007. Prior to such date, Mr. Holder was not a member of the Board of Directors.

4.     Ownership of Management Table. In connection with the election of Mr. Holder as a new director, the following table supplements the table under the caption “OWNERSHIP OF MANAGEMENT” on page 16 of the Statement of Additional Information of the Income & Growth Fund:

Name of Director	Dollar Range of Equity Securities in the Fund
Interested Persons
Michael Alexander*+	None
Marlon Holder*#	None

*	This person is an “interested person” of the Company as defined in Section 2(a)(19) of the Investment Company Act of 1940. This person is an officer of the Fund, the Fund’s sponsor, the Trinidad and Tobago Unit Trust Corporation, and/or the Fund’s distributor, Chaconia Financial Services, Inc.
+	Mr. Michael Alexander resigned from the Board of Directors effective May 2, 2007.
#	Mr. Marlon Holder was elected to the Board of Directors on May 8, 2007. Prior to such date, Mr. Holder was not a member of the Board of Directors.